New Accounting Pronouncement under International Financial Reporting Standards (IFRSs) (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16
The difference between the present value of operating lease commitments under IAS 17 as of December 31, 2018 discounted at the lessee’s incremental borrowing rate and lease liabilities recognized on January 1, 2019 is explained as below:

Operating lease commitments under IAS 17 as of December 31, 2018	$7,408,369
Present value discounted at the incremental borrowing rate on January 1, 2019	$5,997,551
Add: An extension option reasonably certain to be exercised	8,906

Lease liabilities as of January 1, 2019	$6,006,457